DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI China A Inclusion Equity ETF

February 28, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 1.3%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,300	$7,269
Beijing Enlight Media Co. Ltd., Class A	2,500	2,733
China United Network Communications Ltd., Class A	31,000	23,545
Focus Media Information Technology Co. Ltd., Class A	13,223	12,440
G-bits Network Technology Xiamen Co. Ltd., Class A	100	5,078
Mango Excellent Media Co. Ltd., Class A	1,900	9,161
Perfect World Co. Ltd., Class A	2,100	4,302
Wanda Film Holding Co. Ltd., Class A*	1,400	2,723
Zhejiang Century Huatong Group Co. Ltd., Class A*	8,220	5,203

(Cost $68,251)		72,454

Consumer Discretionary - 6.4%
Bethel Automotive Safety Systems Co. Ltd., Class A	400	4,218
BTG Hotels Group Co. Ltd., Class A	1,000	3,533
BYD Co. Ltd., Class A	1,798	67,454
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	300	6,516
China Tourism Group Duty Free Corp. Ltd., Class A	1,943	55,223
Chongqing Changan Automobile Co. Ltd., Class A	7,762	14,984
Ecovacs Robotics Co. Ltd., Class A	500	6,503
FAW Jiefang Group Co. Ltd., Class A	3,200	3,926
Fuyao Glass Industry Group Co. Ltd., Class A	2,009	10,713
Great Wall Motor Co. Ltd., Class A	2,300	11,411
Gree Electric Appliances, Inc. of Zhuhai, Class A	2,800	14,307
Guangzhou Automobile Group Co. Ltd., Class A	4,900	8,085
Haier Smart Home Co. Ltd., Class A	6,400	24,222
Hangzhou Robam Appliances Co. Ltd., Class A	1,100	4,872
Huayu Automotive Systems Co. Ltd., Class A	3,300	8,972
Huizhou Desay Sv Automotive Co. Ltd., Class A	600	9,845
Jason Furniture Hangzhou Co. Ltd., Class A	910	6,167
Ningbo Joyson Electronic Corp., Class A*	1,300	2,941
Ningbo Tuopu Group Co. Ltd., Class A	1,100	10,602
Offcn Education Technology Co. Ltd., Class A*	4,800	3,943
Oppein Home Group, Inc., Class A	540	10,999
SAIC Motor Corp. Ltd., Class A	8,127	17,571
Sailun Group Co. Ltd., Class A	3,300	5,279
Shandong Linglong Tyre Co. Ltd., Class A	1,400	4,537
Shanghai Jinjiang International Hotels Co. Ltd., Class A	900	8,027
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	3,700	4,173
Shenzhen Kedali Industry Co. Ltd., Class A	200	3,527
Shenzhen Overseas Chinese Town Co. Ltd., Class A	8,300	6,340
Songcheng Performance Development Co. Ltd., Class A	2,843	6,421
TCL Technology Group Corp., Class A	17,000	10,858
Wuchan Zhongda Group Co. Ltd., Class A	5,500	3,869
Zhejiang Supor Co. Ltd., Class A	500	4,095

(Cost $246,239)		364,133

Consumer Staples - 16.0%
Angel Yeast Co. Ltd., Class A	800	4,654
Anhui Gujing Distillery Co. Ltd., Class A	400	15,756
Anhui Kouzi Distillery Co. Ltd., Class A	600	5,947
Anhui Yingjia Distillery Co. Ltd., Class A	700	7,063
Anjoy Foods Group Co. Ltd., Class A	300	7,055
Beijing Dabeinong Technology Group Co. Ltd., Class A*	4,200	4,978
Beijing Yanjing Brewery Co. Ltd., Class A	3,100	6,016
By-health Co. Ltd., Class A	1,800	5,945
Chongqing Brewery Co. Ltd., Class A	500	9,886
Chongqing Fuling Zhacai Group Co. Ltd., Class A	900	3,316
DaShenLin Pharmaceutical Group Co. Ltd., Class A	936	5,197
Foshan Haitian Flavouring & Food Co. Ltd., Class A	3,893	46,021
Fujian Sunner Development Co. Ltd., Class A	1,400	5,002
Guangdong Haid Group Co. Ltd., Class A	1,700	15,533
Heilongjiang Agriculture Co. Ltd., Class A	2,000	4,097
Henan Shuanghui Investment & Development Co. Ltd., Class A	3,600	13,713
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	6,513	28,538
Jiangsu King’s Luck Brewery JSC Ltd., Class A	1,300	11,987
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,524	37,271
JiuGui Liquor Co. Ltd., Class A	300	6,559

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	800	4,386
Juewei Food Co. Ltd., Class A	600	4,523
Kweichow Moutai Co. Ltd., Class A	1,250	326,132
Luzhou Laojiao Co. Ltd., Class A	1,406	50,563
Meihua Holdings Group Co. Ltd., Class A	2,500	3,726
Muyuan Foods Co. Ltd., Class A	5,285	37,663
New Hope Liuhe Co. Ltd., Class A*	4,072	7,732
Proya Cosmetics Co. Ltd., Class A	140	3,675
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	1,092	6,602
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,174	47,734
Sichuan Swellfun Co. Ltd., Class A	500	5,955
Toly Bread Co. Ltd., Class A	1,196	3,031
Tsingtao Brewery Co. Ltd., Class A	700	11,225
Wens Foodstuffs Group Co. Ltd., Class A	6,744	19,199
Wuliangye Yibin Co. Ltd., Class A	3,854	113,330
Yifeng Pharmacy Chain Co. Ltd., Class A	686	5,970
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,500	9,928
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	1,200	2,953
Yunnan Botanee Bio-Technology Group Co. Ltd., Class A	300	5,977

(Cost $468,940)		914,838

Energy - 3.0%
China Merchants Energy Shipping Co. Ltd., Class A	8,100	8,203
China Petroleum & Chemical Corp., Class A	33,150	22,222
China Shenhua Energy Co. Ltd., Class A	6,800	27,389
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	3,600	7,498
Guanghui Energy Co. Ltd., Class A	6,600	10,244
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	1,800	3,454
Jizhong Energy Resources Co. Ltd., Class A	3,300	3,385
Offshore Oil Engineering Co. Ltd., Class A	3,900	3,826
PetroChina Co. Ltd., Class A	21,235	15,976
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	2,200	3,801
Shaanxi Coal Industry Co. Ltd., Class A	9,799	28,192
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,200	5,035
Shanxi Coking Coal Energy Group Co. Ltd., Class A	4,100	7,685
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	3,200	10,265
Yankuang Energy Group Co. Ltd., Class A	2,500	12,838
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	1,100	4,893

(Cost $115,145)		174,906

Financials - 17.5%
Agricultural Bank of China Ltd., Class A	84,717	35,706
AVIC Industry-Finance Holdings Co. Ltd., Class A	9,710	6,076
Bank of Beijing Co. Ltd., Class A	21,314	13,276
Bank of Changsha Co. Ltd., Class A	3,800	4,400
Bank of Chengdu Co. Ltd., Class A	3,750	7,752
Bank of China Ltd., Class A	36,112	16,779
Bank of Communications Co. Ltd., Class A	38,538	27,164
Bank of Hangzhou Co. Ltd., Class A	6,240	10,888
Bank of Jiangsu Co. Ltd., Class A	14,499	14,996
Bank of Nanjing Co. Ltd., Class A	10,600	15,111
Bank of Ningbo Co. Ltd., Class A	6,755	28,704
Bank of Shanghai Co. Ltd., Class A	14,135	12,159
Bank of Suzhou Co. Ltd., Class A	3,400	3,668
BOC International China Co. Ltd., Class A	2,800	4,576
Caitong Securities Co. Ltd., Class A	4,810	5,335
Changjiang Securities Co. Ltd., Class A	5,600	4,559
China Construction Bank Corp., Class A	9,700	7,870
China Everbright Bank Co. Ltd., Class A	41,531	17,803
China Galaxy Securities Co. Ltd., Class A	4,700	6,504
China Great Wall Securities Co. Ltd., Class A	2,700	3,379
China International Capital Corp. Ltd., Class A	1,200	7,234
China Life Insurance Co. Ltd., Class A	2,814	14,479
China Merchants Bank Co. Ltd., Class A	20,443	109,718
China Merchants Securities Co. Ltd., Class A	7,731	15,547
China Minsheng Banking Corp. Ltd., Class A	35,871	17,596
China Pacific Insurance Group Co. Ltd., Class A	6,677	26,529
China Zheshang Bank Co. Ltd., Class A*	16,300	6,847
Chongqing Rural Commercial Bank Co. Ltd., Class A	7,700	4,010
CITIC Securities Co. Ltd., Class A	12,093	35,922
CSC Financial Co. Ltd., Class A	4,200	16,180
Dongxing Securities Co. Ltd., Class A	3,100	3,831
East Money Information Co. Ltd., Class A	13,108	39,446
Everbright Securities Co. Ltd., Class A	4,237	9,532
First Capital Securities Co. Ltd., Class A	4,000	3,447
GF Securities Co. Ltd., Class A	5,900	13,860
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	3,867	3,655

Guolian Securities Co. Ltd., Class A	2,100	3,429
Guosen Securities Co. Ltd., Class A	6,700	9,310
Guotai Junan Securities Co. Ltd., Class A	7,851	16,139
Guoyuan Securities Co. Ltd., Class A	4,690	4,756
Haitong Securities Co. Ltd., Class A	8,914	11,733
Hithink RoyalFlush Information Network Co. Ltd., Class A	500	8,523
Huatai Securities Co. Ltd., Class A	6,880	12,470
Huaxi Securities Co. Ltd., Class A	2,800	3,331
Huaxia Bank Co. Ltd., Class A	12,598	9,460
Industrial & Commercial Bank of China Ltd., Class A	63,333	39,175
Industrial Bank Co. Ltd., Class A	20,785	50,559
Industrial Securities Co. Ltd., Class A	8,720	8,066
New China Life Insurance Co. Ltd., Class A	1,964	8,806
Orient Securities Co. Ltd., Class A	7,585	11,129
People’s Insurance Co. Group of China Ltd., Class A	9,600	7,209
Ping An Bank Co. Ltd., Class A	19,366	38,388
Ping An Insurance Group Co. of China Ltd., Class A	10,709	74,251
Postal Savings Bank of China Co. Ltd., Class A	26,700	17,360
SDIC Capital Co. Ltd., Class A	5,700	5,772
Sealand Securities Co. Ltd., Class A	5,260	2,641
Shanghai Pudong Development Bank Co. Ltd., Class A	29,527	30,497
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,400	8,018
Shanxi Securities Co. Ltd., Class A	3,680	3,070
Shenwan Hongyuan Group Co. Ltd., Class A	23,695	14,384
SooChow Securities Co. Ltd., Class A	5,373	5,441
Southwest Securities Co. Ltd., Class A	7,200	4,226
Western Securities Co. Ltd., Class A	4,600	4,387
Zheshang Securities Co. Ltd., Class A	4,100	6,087
Zhongtai Securities Co. Ltd., Class A	6,200	6,216

(Cost $988,225)		999,371

Health Care - 9.1%
Aier Eye Hospital Group Co. Ltd., Class A	7,168	32,222
Apeloa Pharmaceutical Co. Ltd., Class A	1,300	4,486
Asymchem Laboratories Tianjin Co. Ltd., Class A	320	6,592
Autobio Diagnostics Co. Ltd., Class A	500	5,053
Beijing Tongrentang Co. Ltd., Class A	1,400	9,860
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	580	10,579
Betta Pharmaceuticals Co. Ltd., Class A	400	3,355
BGI Genomics Co. Ltd., Class A	400	3,203
Bloomage Biotechnology Corp. Ltd., Class A	303	5,527
Changchun High & New Technology Industry Group, Inc., Class A	400	11,352
China Meheco Co. Ltd., Class A	1,400	3,176
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	1,075	7,876
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,600	20,636
Daan Gene Co. Ltd., Class A	1,496	3,452
Dong-E-E-Jiao Co. Ltd., Class A	500	3,440
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,500	6,812
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	500	6,062
Hangzhou Tigermed Consulting Co. Ltd., Class A	350	5,813
Huadong Medicine Co. Ltd., Class A	1,860	12,856
Hualan Biological Engineering, Inc., Class A	1,840	5,873
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	900	3,787
Humanwell Healthcare Group Co. Ltd., Class A	1,700	6,524
Imeik Technology Development Co. Ltd., Class A	200	16,930
Jafron Biomedical Co. Ltd., Class A	750	3,497
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	6,276	39,272
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	1,000	4,538
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	1,300	2,467
Joinn Laboratories China Co. Ltd., Class A	420	3,550
Jointown Pharmaceutical Group Co. Ltd., Class A	1,500	3,122
Kangmei Pharmaceutical Co. Ltd., Class A*	12,413	3,875
Lepu Medical Technology Beijing Co. Ltd., Class A	2,000	6,755
Livzon Pharmaceutical Group, Inc., Class A	600	3,091
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	4,132	3,905
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	1,623	4,032
Ovctek China, Inc., Class A	860	4,262
Pharmaron Beijing Co. Ltd., Class A	1,050	9,028
Porton Pharma Solutions Ltd., Class A	500	3,216

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	1,238	3,645
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,200	10,665
Shanghai Junshi Biosciences Co. Ltd., Class A*	745	5,658
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,800	7,959
Shanghai RAAS Blood Products Co. Ltd., Class A	7,400	6,600
Shenzhen Kangtai Biological Products Co. Ltd., Class A	1,120	5,592
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	1,200	54,206
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	700	6,172
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	1,200	6,404
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	1,780	7,687
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	1,600	6,645
Topchoice Medical Corp., Class A*	300	6,303
Walvax Biotechnology Co. Ltd., Class A	1,700	9,359
WuXi AppTec Co. Ltd., Class A	2,536	30,162
Yunnan Baiyao Group Co. Ltd., Class A	1,778	14,553
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	596	26,469
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	1,420	4,236
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	900	5,100
Zhejiang NHU Co. Ltd., Class A	3,264	8,907
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	500	3,792

(Cost $417,308)		520,190

Industrials - 15.5%
AECC Aero-Engine Control Co. Ltd., Class A	1,200	4,371
AECC Aviation Power Co. Ltd., Class A	2,700	17,827
Air China Ltd., Class A*	7,700	12,306
AVICOPTER PLC, Class A	700	4,571
Beijing Easpring Material Technology Co. Ltd., Class A	500	4,298
Beijing New Building Materials PLC, Class A	1,700	7,358
Beijing United Information Technology Co. Ltd., Class A	535	6,218
China Baoan Group Co. Ltd., Class A	2,700	4,971
China CSSC Holdings Ltd., Class A	4,400	15,121
China Eastern Airlines Corp. Ltd., Class A*	11,500	8,983
China Energy Engineering Corp. Ltd., Class A	33,700	11,538
China National Chemical Engineering Co. Ltd., Class A	5,200	6,747
China Railway Group Ltd., Class A	20,500	17,811
China Southern Airlines Co. Ltd., Class A*	10,800	12,273
China State Construction Engineering Corp. Ltd., Class A	42,400	34,278
Contemporary Amperex Technology Co. Ltd., Class A	2,400	139,442
COSCO SHIPPING Development Co. Ltd., Class A	10,800	3,899
COSCO SHIPPING Holdings Co. Ltd., Class A	12,850	19,926
CRRC Corp. Ltd., Class A	23,100	18,941
Dajin Heavy Industry Co. Ltd., Class A	500	2,822
Daqin Railway Co. Ltd., Class A	14,200	13,870
Dongfang Electric Corp. Ltd., Class A	3,000	8,514
Eve Energy Co. Ltd., Class A	1,962	20,518
Fangda Carbon New Material Co. Ltd., Class A*	4,273	4,112
Gaona Aero Material Co. Ltd., Class A	500	3,193
Ginlong Technologies Co. Ltd., Class A*	350	7,994
GoodWe Technologies Co. Ltd., Class A	126	7,041
Gotion High-tech Co. Ltd., Class A	1,600	6,806
Guangdong Kinlong Hardware Products Co. Ltd., Class A	300	4,149
Guangzhou Great Power Energy & Technology Co. Ltd., Class A	400	3,858
Hongfa Technology Co. Ltd., Class A	420	2,118
Jiangsu Hengli Hydraulic Co. Ltd., Class A	1,308	12,971
Jiangsu Zhongtian Technology Co. Ltd., Class A	3,400	7,855
Jiangxi Special Electric Motor Co. Ltd., Class A*	1,700	4,377
Juneyao Airlines Co. Ltd., Class A*	1,800	4,656
Keda Industrial Group Co. Ltd., Class A	1,800	4,244
Kuang-Chi Technologies Co. Ltd., Class A	2,200	5,541
Liaoning Port Co. Ltd., Class A	14,800	3,449
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	340	2,733
Metallurgical Corp. of China Ltd., Class A	19,214	9,425
Ming Yang Smart Energy Group Ltd., Class A	2,200	8,035
NARI Technology Co. Ltd., Class A	6,840	25,828

Ningbo Deye Technology Co. Ltd., Class A	200	9,520
Ningbo Orient Wires & Cables Co. Ltd., Class A	700	5,538
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	469	4,866
North Industries Group Red Arrow Co. Ltd., Class A	1,400	4,568
Power Construction Corp. of China Ltd., Class A	17,200	17,765
Pylon Technologies Co. Ltd., Class A	159	6,130
Riyue Heavy Industry Co. Ltd., Class A	600	2,166
Sany Heavy Industry Co. Ltd., Class A	8,150	21,959
SF Holding Co. Ltd., Class A	5,000	38,789
Shanghai Construction Group Co. Ltd., Class A	8,700	3,392
Shanghai Electric Group Co. Ltd., Class A*	13,700	8,257
Shanghai International Airport Co. Ltd., Class A*	1,295	10,924
Shanghai International Port Group Co. Ltd., Class A	10,000	7,653
Shanghai M&G Stationery, Inc., Class A	900	7,014
Shenzhen Inovance Technology Co. Ltd., Class A	2,700	28,469
Shenzhen Kstar Science And Technology Co. Ltd., Class A	600	4,333
Sichuan New Energy Power Co. Ltd.*	1,600	4,191
Sichuan Road & Bridge Group Co. Ltd., Class A	5,200	9,507
Sieyuan Electric Co. Ltd., Class A	800	5,415
Sungrow Power Supply Co. Ltd., Class A	1,500	25,807
Sunwoda Electronic Co. Ltd., Class A	1,800	5,598
Suzhou Maxwell Technologies Co. Ltd., Class A	160	8,450
TBEA Co. Ltd., Class A	3,481	10,796
Titan Wind Energy Suzhou Co. Ltd., Class A	1,800	3,964
Weichai Power Co. Ltd., Class A	6,900	12,347
Wuxi Shangji Automation Co. Ltd., Class A	420	6,711
XCMG Construction Machinery Co. Ltd., Class A	11,749	12,000
Xiamen C & D, Inc., Class A	2,900	5,507
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	3,343	5,463
YTO Express Group Co. Ltd., Class A	3,700	9,660
Yunda Holding Co. Ltd., Class A	2,810	5,158
Zhefu Holding Group Co. Ltd., Class A	5,000	3,006
Zhejiang Chint Electrics Co. Ltd., Class A	2,217	9,567
Zhejiang Dingli Machinery Co. Ltd., Class A	580	4,885
Zhejiang HangKe Technology, Inc. Co., Class A	441	3,188
Zhejiang Weiming Environment Protection Co. Ltd., Class A	1,590	4,485
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,700	6,280
Zhuzhou CRRC Times Electric Co. Ltd., Class A	728	5,419
Zhuzhou Kibing Group Co. Ltd., Class A	3,000	4,725
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	7,750	7,481

(Cost $637,144)		885,941

Information Technology - 13.6%
360 Security Technology, Inc., Class A	6,500	10,089
3peak, Inc., Class A	121	4,435
Advanced Micro-Fabrication Equipment Inc China, Class A*	649	9,831
Amlogic Shanghai Co. Ltd., Class A*	386	4,420
Avary Holding Shenzhen Co. Ltd., Class A	2,000	8,182
Beijing Kingsoft Office Software, Inc., Class A	421	17,623
Beijing Shiji Information Technology Co. Ltd., Class A	1,736	4,150
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	200	2,590
BOE Technology Group Co. Ltd., Class A	37,702	22,616
CETC Cyberspace Security Technology Co. Ltd., Class A	800	3,608
Chaozhou Three-Circle Group Co. Ltd., Class A	1,758	8,057
China Greatwall Technology Group Co. Ltd., Class A	3,400	6,368
China National Software & Service Co. Ltd., Class A	600	6,164
China Railway Signal & Communication Corp. Ltd., Class A	7,720	5,675
China Resources Microelectronics Ltd., Class A	1,151	8,972
China Zhenhua Group Science & Technology Co. Ltd., Class A	500	7,480
DHC Software Co. Ltd., Class A	2,500	2,366
Flat Glass Group Co. Ltd., Class A	1,700	8,449
Foxconn Industrial Internet Co. Ltd., Class A	10,200	14,086
GigaDevice Semiconductor, Inc., Class A	712	10,743
GoerTek, Inc., Class A	3,577	11,089
GRG Banking Equipment Co. Ltd., Class A	2,600	4,006

Guangzhou Haige Communications Group, Inc. Co., Class A	1,800	2,468
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	700	6,922
Hangzhou Chang Chuan Technology Co. Ltd., Class A	600	3,822
Hangzhou First Applied Material Co. Ltd., Class A	1,344	13,280
Hangzhou Lion Electronics Co. Ltd., Class A	700	4,491
Hangzhou Silan Microelectronics Co. Ltd., Class A	1,400	6,789
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	1,600	5,008
Hengtong Optic-electric Co. Ltd., Class A	2,300	4,873
Hundsun Technologies, Inc., Class A	1,946	12,429
Iflytek Co. Ltd., Class A	2,434	16,925
Ingenic Semiconductor Co. Ltd., Class A	500	5,445
Inspur Electronic Information Industry Co. Ltd., Class A	1,288	7,226
JA Solar Technology Co. Ltd., Class A	2,380	20,925
JCET Group Co. Ltd., Class A	1,800	7,286
Jiangsu Pacific Quartz Co. Ltd., Class A	300	6,197
Lens Technology Co. Ltd., Class A	5,400	9,904
Lingyi iTech Guangdong Co., Class A*	7,700	6,347
LONGi Green Energy Technology Co. Ltd., Class A	7,603	48,385
Luxshare Precision Industry Co. Ltd., Class A	7,033	30,290
Maxscend Microelectronics Co. Ltd., Class A	512	8,639
Montage Technology Co. Ltd., Class A	1,184	9,839
NAURA Technology Group Co. Ltd., Class A	500	16,776
NavInfo Co. Ltd., Class A	2,200	4,127
Ninestar Corp., Class A	1,500	11,647
Raytron Technology Co. Ltd., Class A	495	3,294
Risen Energy Co. Ltd., Class A*	1,000	4,517
Sangfor Technologies, Inc., Class A	400	8,218
SG Micro Corp., Class A	375	8,474
Shanghai Aiko Solar Energy Co. Ltd., Class A*	1,100	5,790
Shanghai Baosight Software Co. Ltd., Class A	1,351	9,618
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	128	3,873
Shanghai Fudan Microelectronics Group Co. Ltd., Class A	500	5,176
Shengyi Technology Co. Ltd., Class A	2,600	6,781
Shennan Circuits Co. Ltd., Class A	580	6,663
Shenzhen SC New Energy Technology Corp., Class A	300	5,571
Shenzhen Sunlord Electronics Co. Ltd., Class A	800	2,935
Shenzhen Transsion Holdings Co. Ltd., Class A	696	8,078
StarPower Semiconductor Ltd., Class A	200	8,487
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	1,800	7,561
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	3,200	20,093
Thunder Software Technology Co. Ltd., Class A	500	6,876
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	800	3,917
Tianma Microelectronics Co. Ltd., Class A	2,500	3,442
Tianshui Huatian Technology Co. Ltd., Class A	3,200	4,410
TongFu Microelectronics Co. Ltd., Class A*	1,200	3,858
Tongwei Co. Ltd., Class A	4,400	26,520
Trina Solar Co. Ltd., Class A	2,171	19,269
Unigroup Guoxin Microelectronics Co. Ltd., Class A	839	13,384
Unisplendour Corp. Ltd., Class A	3,008	10,991
Will Semiconductor Co. Ltd., Class A	1,215	15,022
Wingtech Technology Co. Ltd., Class A	1,264	9,795
Wuhan DR Laser Technology Corp. Ltd., Class A	200	4,118
Wuhan Guide Infrared Co. Ltd., Class A	3,323	5,703
WUS Printed Circuit Kunshan Co. Ltd., Class A	2,210	5,214
Wuxi Autowell Technology Co. Ltd., Class A	160	4,509
Xiamen Faratronic Co. Ltd., Class A	200	4,384
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	500	3,938
Yealink Network Technology Corp. Ltd., Class A	900	8,629
Yonyou Network Technology Co. Ltd., Class A	3,626	12,143
Zhejiang Dahua Technology Co. Ltd., Class A	3,200	6,675
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	1,300	12,828
Zhejiang Supcon Technology Co. Ltd., Class A	400	5,639
Zhongji Innolight Co. Ltd., Class A	800	4,085
Zhuzhou Hongda Electronics Corp. Ltd., Class A	400	2,628

ZTE Corp., Class A	3,700	17,160

(Cost $642,875)		781,305

Materials - 12.5%
Aluminum Corp. of China Ltd., Class A	13,408	10,666
Anhui Conch Cement Co. Ltd., Class A	4,064	17,936
Anhui Honglu Steel Construction Group Co. Ltd., Class A	780	3,969
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	1,000	4,100
Baoshan Iron & Steel Co. Ltd., Class A	22,557	21,351
BBMG Corp., Class A	9,500	3,567
Chengtun Mining Group Co. Ltd., Class A	2,700	2,424
Chengxin Lithium Group Co. Ltd., Class A	800	4,373
China Jushi Co. Ltd., Class A	3,672	8,002
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	3,793	15,850
China Rare Earth Resources And Technology Co. Ltd., Class A*	1,100	6,383
CMOC Group Ltd., Class A	18,600	15,786
CNGR Advanced Material Co. Ltd., Class A	600	6,077
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	3,190	3,373
Do-Fluoride New Materials Co. Ltd., Class A	800	4,200
Ganfeng Lithium Group Co. Ltd., Class A	1,680	17,497
GEM Co. Ltd., Class A	5,200	5,902
Guangdong HEC Technology Holding Co. Ltd., Class A	2,600	3,527
Guangzhou Tinci Materials Technology Co. Ltd., Class A	1,880	12,167
Hangzhou Oxygen Plant Group Co. Ltd., Class A	900	5,049
Henan Shenhuo Coal & Power Co. Ltd., Class A	2,100	5,649
Hengli Petrochemical Co. Ltd., Class A	6,220	15,792
Hengyi Petrochemical Co. Ltd., Class A	3,960	4,625
Hesteel Co. Ltd., Class A	11,200	4,060
Hoshine Silicon Industry Co. Ltd., Class A	700	9,867
Huafon Chemical Co. Ltd., Class A	5,200	6,104
Huaibei Mining Holdings Co. Ltd., Class A	2,300	4,804
Huaxin Cement Co. Ltd., Class A	1,600	4,014
Hubei Feilihua Quartz Glass Co. Ltd., Class A	500	3,649
Hubei Xingfa Chemicals Group Co. Ltd., Class A	1,200	6,059
Hunan Changyuan Lico Co. Ltd., Class A	1,403	3,276
Hunan Valin Steel Co. Ltd., Class A	7,200	5,821
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	45,700	13,477
Inner Mongolia ERDOS Resources Co. Ltd., Class A	1,120	2,697
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	9,195	5,846
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	3,700	5,030
Jiangsu Eastern Shenghong Co. Ltd., Class A	4,300	9,606
Jiangsu Yangnong Chemical Co. Ltd., Class A	300	4,632
Jiangsu Yoke Technology Co. Ltd., Class A	500	3,562
Jiangxi Copper Co. Ltd., Class A	2,244	6,333
LB Group Co. Ltd., Class A	2,000	6,303
Luxi Chemical Group Co. Ltd., Class A	2,200	4,592
Ningbo Shanshan Co. Ltd., Class A	2,200	5,655
Ningxia Baofeng Energy Group Co. Ltd., Class A	6,600	15,001
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	8,500	6,835
Qinghai Salt Lake Industry Co. Ltd., Class A*	5,500	19,621
Rongsheng Petrochemical Co. Ltd., Class A	9,728	18,933
Satellite Chemical Co. Ltd., Class A	3,486	8,730
Shandong Gold Mining Co. Ltd., Class A	3,753	10,247
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	2,270	11,798
Shandong Nanshan Aluminum Co. Ltd., Class A	9,900	5,141
Shandong Sun Paper Industry JSC Ltd., Class A	2,600	4,832
Shandong Weifang Rainbow Chemical Co. Ltd., Class A	300	3,344
Shanghai Putailai New Energy Technology Co. Ltd., Class A	1,380	9,983
Shanxi Meijin Energy Co. Ltd., Class A	4,500	6,091
Shanxi Taigang Stainless Steel Co. Ltd., Class A	5,400	3,713
Shenghe Resources Holding Co. Ltd., Class A	1,600	3,687
Shenzhen Capchem Technology Co. Ltd., Class A	720	4,811
Shenzhen Dynanonic Co. Ltd., Class A	200	6,515
Shenzhen Senior Technology Material Co. Ltd., Class A	1,198	3,662
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	900	3,972
Sichuan Hebang Biotechnology Co. Ltd., Class A	9,200	4,169

Sichuan Yahua Industrial Group Co. Ltd., Class A	1,300	4,582
Sinoma Science & Technology Co. Ltd., Class A	1,500	4,974
Sinomine Resource Group Co. Ltd., Class A	420	4,532
Sinopec Shanghai Petrochemical Co. Ltd., Class A	6,570	3,090
Skshu Paint Co. Ltd., Class A*	340	5,987
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	600	4,963
Tangshan Jidong Cement Co. Ltd., Class A	2,400	3,117
Tianqi Lithium Corp., Class A*	1,500	17,691
Tianshan Aluminum Group Co. Ltd., Class A	4,100	4,895
Tibet Summit Resources Co. Ltd., Class A*	900	3,380
Tongkun Group Co. Ltd., Class A	2,500	5,880
Tongling Nonferrous Metals Group Co. Ltd., Class A	11,700	5,689
Wanhua Chemical Group Co. Ltd., Class A	3,100	46,493
Weihai Guangwei Composites Co. Ltd., Class A	500	4,794
Western Mining Co. Ltd., Class A	2,100	3,468
Western Superconducting Technologies Co. Ltd., Class A	436	5,690
Xiamen Tungsten Co. Ltd., Class A	1,400	4,604
Xinjiang Zhongtai Chemical Co. Ltd., Class A	2,700	3,286
Yintai Gold Co. Ltd., Class A	2,880	4,806
YongXing Special Materials Technology Co. Ltd., Class A	400	5,284
Youngy Co. Ltd., Class A*	300	4,294
Yunnan Aluminium Co. Ltd., Class A	3,500	6,716
Yunnan Energy New Material Co. Ltd., Class A	900	16,269
Yunnan Tin Co. Ltd., Class A	1,700	3,788
Yunnan Yuntianhua Co. Ltd., Class A*	1,800	6,282
Zangge Mining Co. Ltd., Class A	1,600	6,424
Zhejiang Huayou Cobalt Co. Ltd., Class A	1,601	13,611
Zhejiang Juhua Co. Ltd., Class A	2,500	6,775
Zhejiang Yongtai Technology Co. Ltd., Class A	900	3,011
Zibo Qixiang Tengda Chemical Co. Ltd., Class A*	2,800	2,900
Zijin Mining Group Co. Ltd., Class A	20,997	34,463

(Cost $624,611)		716,475

Real Estate - 1.7%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	7,815	16,672
China Vanke Co. Ltd., Class A	9,896	24,399
Gemdale Corp., Class A	4,722	6,568
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	3,000	4,441
Poly Developments and Holdings Group Co. Ltd., Class A	12,073	26,207
Seazen Holdings Co. Ltd., Class A*	1,913	5,377
Shanghai Lingang Holdings Corp. Ltd., Class A	2,500	4,395
Youngor Group Co. Ltd., Class A	5,100	4,827
Zhejiang China Commodities City Group Co. Ltd., Class A	6,200	4,727

(Cost $105,731)		97,613

Utilities - 3.0%
CECEP Solar Energy Co. Ltd., Class A	4,100	4,188
CECEP Wind-Power Corp., Class A	6,760	3,851
China National Nuclear Power Co. Ltd., Class A	18,084	15,764
China Three Gorges Renewables Group Co. Ltd., Class A	29,200	23,480
China Yangtze Power Co. Ltd., Class A	22,800	69,400
Datang International Power Generation Co. Ltd., Class A*	7,800	3,333
ENN Natural Gas Co. Ltd., Class A	2,500	6,944
GD Power Development Co. Ltd., Class A*	18,700	10,572
Huadian Power International Corp. Ltd., Class A	7,700	6,358
Huaneng Power International, Inc., Class A*	9,200	10,812
Shanghai Electric Power Co. Ltd., Class A*	2,600	3,830
Shenzhen Energy Group Co. Ltd., Class A	4,200	3,764
Sichuan Chuantou Energy Co. Ltd., Class A	4,100	7,655

(Cost $153,652)		169,951

TOTAL COMMON STOCKS (Cost $4,468,121)		5,697,177

EXCHANGE-TRADED FUNDS - 0.2%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)
(Cost $7,025)	250	7,335

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.51%(b)
(Cost $13,987)	13,987	13,987

TOTAL INVESTMENTS - 100.0% (Cost $4,489,133)		$5,718,499
Other assets and liabilities, net - 0.0%		953

NET ASSETS - 100.0%		$5,719,452

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2023 is as follows:

Value ($) at 5/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2023	Value ($) at 2/28/2023
EXCHANGE-TRADED FUNDS — 0.2%
Xtrackers Harvest CSI 300 China A-Shares ETF(a)
—	36,806	(30,322)	541	310	316	—	250	7,335
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 4.39%(b)
—	0(c)	—	32	—	—	—	—	—
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 4.51%(b)
3,816	282,677	(272,506)	—	—	560	—	13,987	13,987

3,816	319,483	(302,828)	573	310	876	—	14,237	21,322

*	Non-income producing security.
(a)	Affiliated fund advised by DBX Advisors LLC.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2023.

JSC:	Joint Stock Company

At February 28, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
FTSE China A50 Index Futures	USD	1	$13,321	$13,340	3/30/2023	$19

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,697,177	$—	$—	$5,697,177
Exchange-Traded Funds	7,335	—	—	7,335
Short-Term Investments(a)	13,987	—	—	13,987
Derivatives(b)
Futures Contracts	19	—	—	19

TOTAL	$5,718,518	$—	$—	$5,718,518

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

ASHX-PH3

R-089711-1 (5/24) DBX005195 (5/24)